Debt (Details)	1 Months Ended							12 Months Ended
	Apr. 30, 2019 EUR (€)	Apr. 30, 2019 USD ($)	Apr. 30, 2018 USD ($)	May 31, 2017 EUR (€)	May 31, 2017 USD ($)	May 31, 2016 EUR (€)	May 31, 2016 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Feb. 28, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Total debt											$ 9,059,000,000				$ 8,618,000,000
Short-term debt (weighted average interest rate as a %)											838,000,000				561,000,000
Current maturities of long-term debt (weighted average interest rate as a %)											1,449,000,000				1,470,000,000
Short-term debt and current maturities of long-term debt											$ 2,287,000,000				$ 2,031,000,000
Short-term debt, weighted average interest rate (as a percent)								2.80%		2.80%	2.80%		2.30%	2.30%	2.30%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)								0.70%		0.70%	0.70%		2.70%	2.70%	2.70%
Number of commercial paper programs								2		2	2
Long-term debt:
Total											$ 8,221,000,000				$ 8,057,000,000
Current portion of long-term debt											(1,449,000,000)				(1,470,000,000)
Long-term debt											6,772,000,000				6,587,000,000
Maturities of long-term debt
2020											1,433,000,000
2021											1,273,000,000
2022											1,259,000,000
2023											1,237,000,000
2024											1,136,000,000
Thereafter											1,681,000,000
Total											8,019,000,000
ABB Finance (USA) Inc
Long-term debt:
Ownership interest (as a percent)			100.00%
Multicurrency credit facility maturing 2019 extended to 2021
Debt Instrument [Line Items]
Revolving credit facility, capacity											2,000,000,000
Multicurrency credit facility maturing 2024
Debt Instrument [Line Items]
Revolving credit facility, capacity											2,000,000,000
Revolving credit facility, term								5 years	5 years
Interest cost above variable interest rate on facility (as a percent)								0.175%	0.175%
Commitment fee as a proportion of the margin (as a percent)								35.00%	35.00%
Commitment fee on credit facility (as a percent)								0.06125%	0.06125%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)								0.075%	0.075%
Utilization fee on credit facility on drawings representing between one-third and two-thirds of the total facility (as a percent)								0.15%	0.15%
Utilization fee on credit facility over two-thirds of the facility, percentage								0.30%	0.30%
Floating rate
Long-term debt:
Total											$ 2,221,000,000				$ 3,106,000,000
Debt nominal interest rate (as a percent)								1.50%		1.50%	1.50%		1.70%	1.70%	1.70%
Debt effective interest rate (as a percent)								1.10%		1.10%	1.10%		1.10%	1.10%	1.10%
EUR 1,000 million, due 2020
Debt Instrument [Line Items]
Debt instrument, face amount | €	€ 1,000,000,000
Revolving credit facility, term	18 months	18 months
Interest cost above variable interest rate on facility (as a percent)	35.00%	35.00%
Debt instrument, floor rate	0.00%
Long-term debt:
Proceeds from issuance of bonds	€ 1,002,000,000	$ 1,129,000,000
Fixed rate
Long-term debt:
Total											$ 6,000,000,000				$ 4,951,000,000
Debt nominal interest rate (as a percent)								2.80%		2.80%	2.80%		3.60%	3.60%	3.60%
Debt effective interest rate (as a percent)								2.40%		2.40%	2.40%		3.60%	3.60%	3.60%
Current portion of long-term debt
Long-term debt:
Debt nominal interest rate (as a percent)								0.70%		0.70%	0.70%		2.70%	2.70%	2.70%
Debt effective interest rate (as a percent)								0.60%		0.60%	0.60%		2.70%	2.70%	2.70%
Bonds
Long-term debt:
Total											$ 8,009,000,000				$ 7,842,000,000
Proceeds from issuance of bonds			$ 1,494,000,000					SFr 449,000,000	$ 449,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation			100.00%
Minimum threshold for early redemption by the entity			100.00%
2.625% EUR Instruments, due 2019
Debt Instrument [Line Items]
Debt instrument, face amount | €														€ 1,250,000,000
Long-term debt:
Total															$ 1,431,000,000
Debt nominal interest rate (as a percent)								2.625%		2.625%	2.625%		2.625%	2.625%	2.625%
2.8% USD Notes, due 2020
Debt Instrument [Line Items]
Debt instrument, face amount											$ 300,000,000				$ 300,000,000
Long-term debt:
Total											$ 300,000,000				299,000,000
Debt nominal interest rate (as a percent)								2.80%		2.80%	2.80%
Floating EUR Notes, due 2020
Debt Instrument [Line Items]
Debt instrument, face amount | €										€ 1,000,000,000
Long-term debt:
Total | €										€ 1,122,000,000
4.0% USD Notes, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount											$ 650,000,000				650,000,000
Long-term debt:
Total											$ 648,000,000				646,000,000
Debt nominal interest rate (as a percent)								4.00%		4.00%	4.00%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation								100.00%	100.00%
2.25% CHF Bonds, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount | SFr								SFr 350,000,000					SFr 350,000,000
Long-term debt:
Total											$ 373,000,000				373,000,000
Debt nominal interest rate (as a percent)								2.25%		2.25%	2.25%
Repurchase terms
Minimum threshold for early redemption by the entity								85.00%	85.00%
5.625% USD Notes, due 2021
Debt Instrument [Line Items]
Debt instrument, face amount											$ 250,000,000				250,000,000
Long-term debt:
Total											$ 260,000,000				265,000,000
Debt nominal interest rate (as a percent)								5.625%		5.625%	5.625%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation								100.00%	100.00%
2.875% USD Notes, due 2022
Debt Instrument [Line Items]
Debt instrument, face amount											$ 1,250,000,000				1,250,000,000
Long-term debt:
Total											$ 1,267,000,000				1,242,000,000
Debt nominal interest rate (as a percent)								2.875%		2.875%	2.875%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation								100.00%	100.00%
2.875% USD Notes, due 2022 | Interest rate swaps
Repurchase terms
Amount of hedged item											$ 1,050,000,000
3.375% USD Notes, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount											450,000,000				450,000,000
Long-term debt:
Total											$ 448,000,000				448,000,000
Debt nominal interest rate (as a percent)								3.375%		3.375%	3.375%
Repurchase terms
Redemption period prior to their maturity			1 month
0.625% EUR Instruments, due 2023
Debt Instrument [Line Items]
Debt instrument, face amount | €										€ 700,000,000				€ 700,000,000
Long-term debt:
Total											$ 799,000,000				807,000,000
Debt nominal interest rate (as a percent)								0.625%		0.625%	0.625%
Proceeds from issuance of bonds						€ 697,000,000	$ 807,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation								100.00%	100.00%
0.75% EUR Instruments, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | €										€ 750,000,000				€ 750,000,000
Long-term debt:
Total											$ 859,000,000				862,000,000
Debt nominal interest rate (as a percent)								0.75%		0.75%	0.75%
Proceeds from issuance of bonds				€ 745,000,000	$ 824,000,000
0.3% CHF Notes, due 2024
Debt Instrument [Line Items]
Debt instrument, face amount | SFr								SFr 280,000,000				SFr 280,000,000
Long-term debt:
Total | SFr								SFr 288,000,000
Debt nominal interest rate (as a percent)								0.30%		0.30%	0.30%	0.30%
3.8% USD Notes, due 2028
Debt Instrument [Line Items]
Debt instrument, face amount											$ 750,000,000				750,000,000
Long-term debt:
Total											$ 746,000,000				746,000,000
Debt nominal interest rate (as a percent)								3.80%		3.80%	3.80%
Repurchase terms
Redemption period prior to their maturity			3 months
1.0% CHF Notes, due 2029
Debt Instrument [Line Items]
Debt instrument, face amount | SFr								SFr 170,000,000				SFr 170,000,000
Long-term debt:
Total | SFr								SFr 175,000,000
Debt nominal interest rate (as a percent)								1.00%		1.00%	1.00%	1.00%
4.375% USD Notes, due 2042
Debt Instrument [Line Items]
Debt instrument, face amount											$ 750,000,000				750,000,000
Long-term debt:
Total											$ 724,000,000				723,000,000
Debt nominal interest rate (as a percent)								4.375%		4.375%	4.375%
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation								100.00%	100.00%
Commercial paper program
Debt Instrument [Line Items]
Commercial paper program, capacity											$ 2,000,000,000
Commercial paper, amount outstanding											706,000,000				292,000,000
Euro-commercial paper
Debt Instrument [Line Items]
Commercial paper program, capacity											2,000,000,000				2,000,000,000
Commercial paper, amount outstanding											0				172,000,000
Line of credit
Debt Instrument [Line Items]
Amount drawn											$ 0				$ 0